FINANCIAL INSTRUMENTS AND RISK AND CAPITAL MANAGEMENT - Derivatives financial instruments classified as swaps (Details) € in Thousands, R$ in Thousands	Dec. 31, 2021 BRL (R$)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)
Derivatives financial instruments
Current	R$ 6,451		R$ 5,902
Non Current	54,433		63,514
Current	(4,538)		(8,864)
Non Current	(69,022)		(66,116)
Total	(12,676)		(5,564)
Carrying amount	16,933,978		13,239,166	R$ 13,824,673
Foreign currency swaps (Euro and CDI x Euro) maturing through February 21, 2022
Derivatives financial instruments
Notional Value	88,168
Carrying amount	89,918
Foreign currency swaps (US$ and CDI x US$) maturing through February 21, 2022
Derivatives financial instruments
Currency risk affecting net amount payable	147,271
Currency risk affecting net amount receivable | €		€ 147,769
Foreign currency swaps maturing in 2033 to hedge risk of change in finance lease rate pegged to IPCA
Derivatives financial instruments
Notional Value	226,360
Carrying amount	226,360
Foreign currency swaps (NDF US$ x R$) with maturity up to January 27, 2022
Derivatives financial instruments
Notional Value	29,592
Book value of exchange risk	29,592
Assets position
Derivatives financial instruments
Notional Value	285,243		411,650
Accumulated effects from fair value Amount receivable or payable	60,884		69,416
Current	6,451		5,902
Non Current	54,433		63,514
Assets position | Floating interest rate
Derivatives financial instruments
Notional Value			44,560
Accumulated effects from fair value Amount receivable or payable			127
Assets position | CDI
Derivatives financial instruments
Notional Value			44,560
Accumulated effects from fair value Amount receivable or payable			127
Assets position | Inflation rates
Derivatives financial instruments
Notional Value	41,431		50,768
Accumulated effects from fair value Amount receivable or payable	60,768		68,024
Assets position | IPCA
Derivatives financial instruments
Notional Value	41,431		50,768
Accumulated effects from fair value Amount receivable or payable	60,768		68,024
Assets position | Foreign currency
Derivatives financial instruments
Notional Value	243,812		316,322
Accumulated effects from fair value Amount receivable or payable	116		1,265
Assets position | NDF US$
Derivatives financial instruments
Notional Value	5,638		126,706
Accumulated effects from fair value Amount receivable or payable	116		71
Assets position | US Dollar
Derivatives financial instruments
Notional Value	148,060		97,753
Accumulated effects from fair value Amount receivable or payable			306
Assets position | Euro
Derivatives financial instruments
Notional Value	90,114		91,863
Accumulated effects from fair value Amount receivable or payable			888
Liabilities position
Derivatives financial instruments
Notional value for liabilities position	(285,243)		(411,650)
Short position	(73,560)		(74,980)
Current	(4,538)		(8,864)
Non Current	(69,022)		(66,116)
Liabilities position | Floating interest rate
Derivatives financial instruments
Notional value for liabilities position	(279,605)		(240,384)
Short position	(73,560)		(67,609)
Liabilities position | Fixed rate
Derivatives financial instruments
Notional value for liabilities position	(5,638)		(126,706)
Short position			(6,662)
Liabilities position | NDF US$
Derivatives financial instruments
Notional value for liabilities position	(5,638)		(126,706)
Short position			(6,662)
Liabilities position | CDI
Derivatives financial instruments
Notional value for liabilities position	(279,605)		(240,384)
Short position	R$ (73,560)		(67,609)
Liabilities position | Foreign currency
Derivatives financial instruments
Notional value for liabilities position			(44,560)
Short position			(709)
Liabilities position | US Dollar
Derivatives financial instruments
Notional value for liabilities position			(44,560)
Short position			R$ (709)